Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as security for financial liabilities | €					€ 0
Additions to tangible assets	$ 50,082	$ 17,584	$ 6,263
IAS 17 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net deferred losses recognised				$ 1,800
Assets Put In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets others	6,600
Assets Put In Service [member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	2,300
Assets Put In Service [member] | North Carolina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	37,900
Assets Put In Service [member] | Raleigh [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	600
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	2,034	$ 374	$ 1,622
Calyxt Inc and Cellectis Sites [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	5,200
Other equipment	2,900
Calyxt Inc and Cellectis Sites [member] | Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	2,000
Calyxt Inc and Cellectis Sites [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	900
Calyxt Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of assets sold				$ 9,200
Cellectis [member] | Assets Put In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	3,500
Cellectis [member] | Assets Put In Service [member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	$ 5,500